Summary of Significant Accounting Policies - Schedule of Group Entities with Functional Currencies (Details)	Jun. 30, 2025	Jun. 30, 2024	[1]	Jun. 30, 2023	[1]
PHP [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Year-end spot rate	56.6889
Average rate	57.7734
IDR [Member]
Schedule of Group Entities with Functional Currencies [Line Items]
Year-end spot rate	32.47
Average rate	33.955

[1]	The Philippines’ branch and Indonesia’s subsidiary were incorporated in 2025.